Accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Accrued liabilities
Consulting and professional fees	$ 3,361	$ 1,288
Employee compensation	518	1,172
Accrual for termination of license agreement with Antisense Therapeutics	767
Other	163	225
Total accrued liabilities	$ 4,809	$ 2,685